Discontinued Operations (Details)			12 Months Ended
	Oct. 29, 2024 USD ($)	Oct. 29, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Discontinued Operations [Line Items]
Gain on disposal			$ 2,827,017
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Gain on disposal	Gain on disposal
Zhongrun [Member]
Discontinued Operations [Line Items]
Total consideration	$ 151,285	¥ 1,087,500
Zhongrun [Member] | Third Party [Member]
Discontinued Operations [Line Items]
Percentage of equity interest	75.00%	75.00%